SCHEDULE OF ADVANCED TO SUPPLIERS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	$ 12,136,967	$ 9,708,899
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	10,837,402	8,514,694
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total advanced to suppliers	$ 1,299,565	$ 1,194,205